INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[1]	Jun. 30, 2019	Jun. 30, 2018	[1]
Profit or loss [abstract]
Service revenues	$ 2,080	$ 2,136		$ 4,085	$ 4,292
Sale of equipment and accessories	112	100		201	161
Other revenues / other income	69	34		99	67
Total operating revenues	2,261	2,270		4,385	4,520
Service costs	(390)	(435)		(758)	(873)
Cost of equipment and accessories	(116)	(96)		(206)	(155)
Selling, general and administrative expenses	(761)	(882)		(1,479)	(1,781)
Other operating gains / (losses)	0	0		350	0
Depreciation	(409)	(337)		(812)	(691)
Amortization	(111)	(130)		(205)	(256)
Impairment (loss) / reversal	(4)	(7)		(10)	(10)
Gain / (loss) on disposal of non-current assets	(7)	(20)		(14)	(37)
Gain / (loss) on disposal of subsidiaries	1	20		1	20
Operating profit	464	383		1,252	737
Finance costs	(210)	(206)		(421)	(423)
Finance income	14	12		28	31
Other non-operating losses, net	10	(16)		14	(25)
Net foreign exchange gain / (loss)	(22)	(11)		(8)	1	[2]
Profit / (loss) before tax	256	162		865	321	[2]
Income tax expense	(181)	(136)		(260)	(253)
Profit / (loss) from continuing operations	75	26		605	68
Profit / (loss) after tax from discontinued operations	0	(170)		0	(300)
Profit / (loss) for the period	75	(144)	[3],[4]	605	(232)	[3],[5]
Attributable to:
The owners of the parent (continuing operations)	70	28		565	46
The owners of the parent (discontinued operations)	0	(170)		0	(300)
Non-controlling interest	$ 5	$ (2)		$ 40	$ 22
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
from continuing operations (in dollars per share)	$ 0.04	$ 0.02		$ 0.32	$ 0.03
from discontinued operations (in dollars per share)	0.00	(0.10)		0.00	(0.17)
Total (in dollars per share)	$ 0.04	$ (0.08)		$ 0.32	$ (0.14)

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[2]	*Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation and amortization charges in 2018.
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[4]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[5]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.